UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2025

IDX Dynamic Fixed Income ETF IDX Alternative FIAT ETF (the “IDX ETFs”)

ITEM 1.(a).  Reports to Stockholders.

IDX Alternative FIAT ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 IDX Alternative FIAT ETF Ticker: GLDB (Principal U.S. Listing Exchange: NASDAQ Stock Market®)

This annual shareholder report contains important information about the IDX Alternative FIAT ETF for the period of October 24, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://idxshares.com/gldb/ or by contacting us at (844)-456-4545.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
IDX Alternative FIAT ETF	$2	0.95%
*	Amount shown reflects the expenses of the Fund for the current fiscal period from October 24, 2025 to October 31, 2025. Expenses would be higher if the Fund had been in operation for a full year.
**	Annualized

What factors influence performance?

Performance Contributors

Silver: Investments in Silver futures and exchange-traded products (ETPs) were positive contributors for the period. We expect silver to continue to be a significant contributor to the Fund’s performance as physical silver supply is dramatically inadequate for the scale of industrial use cases on the horizon (EVs, AI infrastructure). In Q4 of 2025 the U.S government added silver to its list of critical minerals highlighting the strategic importance of the metal to industry.

Performance Detractors

Gold: Gold was a slight detractor from performance during the period. After hitting all-time highs in mid-October 2025, the yellow metal took a bit of a breather to end the month as prices hovered roughly 30% above the 200-day moving average. Buying by central banks (notably China) in the physical markets shows no signs of stopping and we expect gold to be a positive contributor to the Fund’s performance for a significant period.

Digital Assets: Digital assets (bitcoin and ethereum) were slight negative contributors during the period as concerns about growth and animal spirits caused risk assets to falter after hitting fresh all-time highs. We believe the outlook for digital assets remains strong as a new regulatory regime allows the assets to be integrated further into our traditional financial and corporate systems.

How did the Fund perform since inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Annual Performance

Since Inception (October 24, 2025)
IDX Alternative FIAT ETF	-2.22%
S&P 500® Index*	0.72%
LBMA Gold Price Index**	-3.19%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance information visit https://idxshares.com/gldb/.

*	The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
**	The LBMA Gold Price PM Index measures the performance of setting price of gold, determined twice each business day on the London bullion market by the five members of The London Gold Market Fixing Ltd. It is designed to fix a price for settling contracts between members of the London bullion market, but informally the gold fixing provides a recognized rate that is used as a benchmark for pricing the majority of gold products and derivatives throughout the world's markets.

IDX Alternative FIAT ETF Tailored Shareholder Report

Sector Breakdown

Top Holdings
First American Government Obligations Fund, Class X	62.41%
SPDR Gold MiniShares Trust	1.50%
iShares Bitcoin Trust ETF	0.98%
iShares Ethereum Trust ETF	0.65%
iShares Silver Trust	0.62%

Key Fund Statistics

(as of October 31, 2025)

Net Assets	$12,710,810
Number of Holdings	5
Total Advisory Fee	$862
Portfolio Turnover Rate	0.00%

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or visit https://idxshares.com/gldb/.

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

IDX Dynamic Fixed Income ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2025 IDX Dynamic Fixed Income ETF Ticker: DYFI (Principal U.S. Listing Exchange: NASDAQ Stock Market®)

This annual shareholder report contains important information about the IDX Dynamic Fixed Income ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://idxshares.com/dyfi/ or by contacting us at (844)-456-4545.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IDX Dynamic Fixed Income ETF	$71	0.70%

* Annualized

What factors influence performance?

Performance Contributors

Credit-Related Instruments: Consistent positive contribution came from exposure to high-yield credit. Returns for broad high-yield ETFs were particularly strong after the April market turmoil through the summer months.

Mortgage-Backed Securities: A “covered call” strategy in mortgage-backed securities has allowed the Fund to pick up more than 100bps of yield over treasuries of similar duration with essentially no credit risk. This strategy provides short treasury volatility – without tail risk – and has profited from higher yields.

Performance Detractors

Short Positions in Long-Dated Treasuries: The fund’s ability to take positions that profit from rising interest rates in long-dated U.S. Treasuries, which over time has been a strength, was a modest detractor from performance during the year.

How did the Fund perform since inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Annual Performance

	1-Year	Since Inception (January 10, 2024)
IDX Dynamic Fixed Income ETF - NAV	3.86%	0.84%
Bloomberg US Aggregate Bond Index**	6.16%	9.15%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance information visit https://idxshares.com/dyfi/.

**	Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortage-backed securities and asset-back securities issued in the U.S. domestic bond market. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

IDX Dynamic Fixed Income ETF Tailored Shareholder Report

Sector Breakdown

Top Holdings
PIMCO Multisector Bond Active ETF	30.19%
Simplify MBS ETF	20.96%
iShares 1-5 Year Investment Grade Corporate Bond ETF	13.03%
SPDR Bloomberg Short Term High Yield Bond ETF	12.58%
VanEck Fallen Angel High Yield Bond ETF	12.09%
iShares 7-10 Year Treasury Bond ETF	4.99%
Janus Henderson AAA CLO ETF	4.53%
ProShares Short High Yield ETF	1.00%

Key Fund Statistics

(as of October 31, 2025)

Net Assets	$57,719,153
Number of Holdings	8
Total Advisory Fee	$256,585
Portfolio Turnover Rate	473.01%

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or visit https://idxshares.com/dyfi/.

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,400 for 2025 and $15,400 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $11,300 for 2025 and $3,300 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

IDX ETF FUNDS

IDX Alternative FIAT ETF

GLDB
For the Period October 24, 2025* through October 31, 2025

IDX Dynamic Fixed Income ETF

DYFI
For the Year Ended October 31, 2025

ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION

* Commencement of Operations

Annual Financial Statements | October 31, 20251

IDX ETF FundsIDX Alternative FIAT ETF

Consolidated Schedule of InvestmentsOctober 31, 2025

The accompanying notes are an integral part of these financial statements.

	Shares		Fair Value
Exchange Traded Funds - 3.75%
Commodity - 3.75%
iShares Bitcoin Trust ETF(a)	2,000		$124,600
iShares Ethereum Trust ETF(a)	2,800		82,208
iShares Silver Trust(a)	1,800		79,218
SPDR Gold MiniShares Trust(a)	2,400		190,056
			476,082

Total Exchange Traded Funds - (Cost $483,720)			476,082

Short-Term Investments - 62.46%
	Shares	Coupon Rate (%)
Money Market Funds - 62.46%
First American Government Obligations Fund, Class X(a)(b)(c)	7,940,034	3.96	7,940,034

Total Short-Term Investments - (Cost $7,940,034)			7,940,034

Total Investments - 66.21% - (Cost $8,423,754)			8,416,116
Other Assets In Excess Of Liabilities - 33.79%			4,294,694
Net Assets - 100.00%			$12,710,810

(a)All or a portion of this investment is a holding of IDX Alternative FIAT (Cayman) Portfolio S.P.

(b)Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)Variable rate security; the rate shown represents the seven day effective yield at October 31, 2025.

2(216) 329-4271 | www.idx-funds.com

IDX ETF FundsIDX Alternative FIAT ETF

Consolidated Schedule of Open Future ContractsOctober 31, 2025

The accompanying notes are an integral part of these financial statements.

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures(a)	6	11/28/2025	$3,451,089	$—	(141,489)
CME Ether Futures(a)	8	11/28/2025	1,650,691	—	(86,891)
E-MINI Gold Futures(a)	1	11/25/2025	200,954	—	(1,129)
Gold Futures(a)	10	12/29/2025	3,998,491	—	(1,991)
Silver Futures(a)	7	12/29/2025	1,648,279	37,321	—
TOTAL PURCHASE CONTRACTS			10,949,504	37,321	(231,500)

TOTAL FUTURES CONTRACTS				37,321	(231,500)

NET UNREALIZED DEPRECIATION					$(194,179)

(a)All or a portion of this investment is a holding of IDX Alternative FIAT (Cayman) Portfolio S.P.

Annual Financial Statements | October 31, 20253

IDX ETF FundsIDX Dynamic Innovation ETF

Schedule of Investments October 31, 2025

The accompanying notes are an integral part of these financial statements.

	Shares	Fair Value
Exchange Traded Funds - 99.38%
Corporate - 13.03%
iShares 1-5 Year Investment Grade Corporate Bond ETF	141,908	$7,522,544

Government - 4.99%
iShares 7-10 Year Treasury Bond ETF	29,746	2,880,901

High Yield - 55.86%
PIMCO Multisector Bond Active ETF(a)	648,238	17,424,635
ProShares Short High Yield ETF	37,455	579,054
SPDR Bloomberg Short Term High Yield Bond ETF	285,331	7,258,821
VanEck Fallen Angel High Yield Bond ETF	236,389	6,980,567
		32,243,077

Other Fixed Income - 25.50%
Janus Henderson AAA CLO ETF	51,537	2,614,988
Simplify MBS ETF	240,149	12,098,707
		14,713,695

Total Exchange Traded Funds - (Cost $56,911,681)		57,360,217

Total Investments - 99.38% - (Cost $56,911,681)		57,360,217
Other Assets In Excess Of Liabilities - 0.62%		358,936
Net Assets - 100.00%		$57,719,153

(a)Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

4(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Statements of Assets and Liabilities October 31, 2025

	IDX Alternative FIAT ETF (Consolidated)	IDX Dynamic Fixed Income ETF
Assets
Investments in Securities, at Value*	$8,416,116	$57,360,217
Cash	—	392,042
Deposit with brokers for futures contracts	3,999,984	—
Unrealized appreciation of open future contracts	37,321	—
Dividends receivable	867	—
Receivable for fund shares sold	488,884	—
Total Assets	12,943,172	57,752,259

Liabilities
Unrealized depreciation of open future contracts	231,500	—
Payables and Accrued Liabilities:
Accrued Advisory Fees	862	33,106
Total Liabilities	232,362	33,106
Net Assets	$12,710,810	$57,719,153

Net Assets Consist of:
Paid-In Capital	$12,912,638	$60,030,375
Distributable Earnings/(Accumulated Deficit)	(201,828)	(2,311,222)
Net Assets	$12,710,810	$57,719,153

Net Asset Value Per Share:
Net Assets	$12,710,810	$57,719,153
Shares Outstanding (Unlimited Number of Shares of Beneficial Interest Authorized with No Par Value)	520,000	2,490,000
Net Asset Value, and Offering Price Per Share	$24.44	$23.18

*Identified Cost:
Investments In Securities	$8,423,754	$56,911,681

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements | October 31, 20255

IDX ETF Funds

Statements of OperationsOctober 31, 2025

	IDX Alternative FIAT ETF (Consolidated)	IDX Dynamic Fixed Income ETF
	Period Ended October 31, 2025(1)	Year Ended October 31, 2025
Investment Income
Dividends	$851	$2,176,154
Total Investment Income	851	2,176,154

Expenses
Advisory Fees (Note 2)	862	256,585
Total Expenses	862	256,585

Net Investment Income/(Loss)	(11)	1,919,569

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss) from:
Investments(2)	—	(987,485)
Net Realized (Loss)	—	(987,485)

Net Change In Unrealized Appreciation/(Depreciation) on:
Investments	(7,638)	440,882
Futures	(194,179)	—
Net Change in Unrealized Appreciation/(Depreciation):	(201,817)	440,882

Net Realized and Unrealized Gain/(Loss) on Investments	(201,817)	(546,603)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(201,828)	$1,372,966

(1)The Fund commenced operations on October 24, 2025.

(2)Includes realized gains/(losses) from in-kind transactions (Note 3).

The accompanying notes are an integral part of these financial statements.

6(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Statements of Changes in Net AssetsOctober 31, 2025

	IDX Alternative FIAT ETF (Consolidated)	IDX Dynamic Fixed Income ETF
	Period Ended October 31, 2025(1)	Year Ended October 31, 2025	Period Ended October 31, 2024(2)
From Operations
Net Investment Income (Loss)	$(11)	$1,919,569	$1,055,542
Net Realized Gain (Loss)	—	(987,485)	(1,711,160)
Net Change In Unrealized Appreciation/(Depreciation)	(201,817)	440,882	7,654
Net Increase/(Decrease) in Net Assets Resulting From Operations	(201,828)	1,372,966	(647,964)

Distributions To Shareholders
Total Distributions From Distributable Earnings	—	(1,872,708)	(1,055,546)
Total Distributions From Return of Capital	—	—	(8,105)
Decrease in Net Assets from Distributions to Shareholders	—	(1,872,708)	(1,063,651)

Capital Shares Transactions
Shares Sold	12,912,638	42,841,621	40,440,507
Shares Redeemed	—	(12,772,978)	(10,578,640)
Net Increase in Net Assets from Capital Stock Transactions	12,912,638	30,068,643	29,861,867

Total Increase in Net Assets	12,710,810	29,568,901	28,150,252

Net Assets
Beginning of Year/Period	—	28,150,252	—
End of Year/Period	$12,710,810	$57,719,153	$28,150,252

Share Activity
Subscriptions	520,000	1,840,000	1,640,000
Redemptions	—	(550,000)	(440,000)
Net Increase/(Decrease) in Shares Outstanding from Share Transactions	520,000	1,290,000	1,200,000

Shares Outstanding
Beginning of Year/Period	—	1,200,000	—
End of Year/Period	520,000	2,490,000	1,200,000

(1)The Fund commenced operations on October 24, 2025.

(2)The Fund commenced operations on January 10, 2024.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements | October 31, 20257

IDX ETF Funds

Financial HighlightsOctober 31, 2025

Per Share Data And Ratios For A Share Of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Alternative FIAT ETF (Consolidated)		IDX Dynamic Fixed Income ETF
	Period Ended October 31, 2025(1)		Year Ended October 31, 2025	Period Ended October 31, 2024(2)
Net Asset Value, Beginning of Year/Period	$25.00		$23.46	$25.00

From investment operations:
Net investment income(3)	—	(4)	1.21	0.98
Net realized and unrealized gain/(loss) on investment activity(5)	(0.56)		(0.33)	(1.53)
Total from investment operations	(0.56)		0.88	(0.55)

Less distributions from:
Net investment income	—		(1.16)	(0.98)
Return of capital	—		—	(0.01)
Total distributions	—		(1.16)	(0.99)

Net Asset Value, End of Year/Period	$24.44		$23.18	$23.46

Total Return(6)	(2.22	)%(7)	3.86%	(2.21	)%(7)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$12,711		$57,719	$28,150

Ratio of Gross expenses to average net assets	0.95	%(8)	0.70%	0.70	%(8)

Ratio of net investment income/(loss) to average net assets	(0.01	)%(8)	5.23%	5.01	%(8)

Portfolio Turnover Rate(9)	0.00	%(10)	473.01%	901.78	%(10)

(1)The Fund commenced operations on October 24, 2025.

(2)The Fund commenced operations on January 10, 2024.

(3)Net investment income/(loss) per share represents net investment income/(loss) divided by the daily average shares outstanding through the period/year.

(4)Amount is less than $0.005.

(5)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/year and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period/year.

(6)Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period/year and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(7)Total Return on Net Asset Value is for the period indicated and has not been annualized.

(8)Annualized.

(9)Excludes the impact of in-kind transactions.

(10)Not annualized.

The accompanying notes are an integral part of these financial statements.

8(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Notes to the Financial StatementsOctober 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The IDX Alternative FIAT ETF (“Alternative FIAT”) and IDX Dynamic Fixed Income ETF (“Dynamic Fixed Income”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Funds commenced operations on October 24, 2025 and January 10, 2024, respectively.

The investment objectives of the Funds are as follows:

Fund	Objective
Alternative FIAT	To seek capital appreciation
Dynamic Fixed Income	To seek high current income

The Funds are deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by IDX Advisors, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Wholly owned and Controlled Subsidiary

In order to achieve their investment objective, Alternative FIAT invests up to 25% of their total assets (measured at the time of purchase) in a wholly owned subsidiary, IDX Alternative FIAT (Cayman) Portfolio S.P. (“IDX Subsidiary”); IDX Subsidiary is incorporated under the laws of the Cayman Islands. IDX Subsidiary commenced operations on October 23, 2025, as an exempted Cayman Islands company with limited liability. IDX Subsidiary acts as an investment vehicle in order to enter into certain investments for Alternative FIAT, consistent with their investment objectives and policies specified in the Prospectuses and Statement of Additional Information.

The Consolidated Financial Statements of Alternative FIAT includes the investment activity and financial statements of IDX Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because Alternative FIAT may invest a substantial portion of its assets in IDX Subsidiary, Alternative FIAT may be considered to be investing indirectly in some of those investments through IDX Subsidiary. For that reason, references to the Alternative FIAT may also encompass IDX Subsidiary. IDX Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as Alternative FIAT when viewed on a consolidated basis. Alternative FIAT and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and the Adviser is a “commodity pool operator” registered with and

Annual Financial Statements | October 31, 20259

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting, and recordkeeping obligations apply with respect to Alternative FIAT and IDX Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

As of October 31, 2025, investments in the IDX Subsidiary represented 32.54% of the total net assets of Alternative FIAT.

Security Valuation

The Funds value their investments at fair value. Generally, the Funds’ domestic common stocks, including ETFs, are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Futures contracts are valued at the settlement price determined by the applicable U.S. securities exchanges on the date with respect to which the net asset value (“NAV”) is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing.

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IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Level 1includes quoted prices in active markets for identical securities.

Level 2includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2025:

Alternative FIAT

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Exchange Traded Funds(a)	$476,082	$—	$—	$476,082
Short-Term Investments	7,940,034	—	—	7,940,034
	$8,416,116	$—	$—	$8,416,116
Other financial Instruments(b)
Unrealized appreciation of open futures contracts	$37,321	$—	$—	$37,321
	$8,453,437	$—	$—	$8,453,437
Liabilities:
Other financial Instruments(b)
Unrealized depreciation of open futures contracts	(231,500)	—	—	(231,500)
	$(231,500)	$—	$—	$(231,500)

(a)For a detailed break-out of Exchange Traded Funds by industry, please refer to the Consolidated Schedule of Investments.

(b)Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Annual Financial Statements | October 31, 202511

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

Dynamic Fixed Income

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds(a)	$57,360,217	$—	$—	$57,360,217
Total Investments	$57,360,217	$—	$—	$57,360,217

(a)For a detailed break-out of Exchange Traded Funds by industry, please refer to the Schedule of Investments.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Long-term capital gain distributions from underlying ETFs are classified to realized gains for financial reporting purposes.

Cash at Brokers and Due to Broker

Cash at broker is held as collateral. As of October 31, 2025, $3,999,984 of Alternative FIAT’s cash was deposited with a broker. During the year ended October 31, 2025, there were no amounts due to broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

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IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended October 31, 2025, such reclassifications were as follows:

Fund	Distributable Earnings / (Accumulated Deficit)	Paid-in Capital
Dynamic Fixed Income	$(138,555)	$138,555

The permanent difference reclassifications are attributable primarily to the tax treatment of redemptions in-kind.

Dividends and Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid at least monthly with respect to Dynamic Fixed Income and at least annually with respect to Alternative FIAT. Each of Dynamic Fixed Income and Alternative FIAT will distribute its net realized capital gains, if any, to shareholders at least annually. Dynamic Fixed Income and Alternative FIAT may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. and U.S. Bank N.A. (the “Custodians”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodians for each creation order is $250 and $300 for Dynamic Fixed Income and Alternative FIAT, respectively. Authorized Participants wishing to redeem shares will be required to pay to the Custodians a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodians for each redemption order is $250 and $300 for Dynamic Fixed Income and Alternative FIAT, respectively.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares

Annual Financial Statements | October 31, 202513

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2025:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
Alternative FIAT	10,000	$300	$244,400
Dynamic Fixed Income	10,000	$250	$231,800

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement.

A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

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IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 0.95% and 0.70% for Alternative FIAT and Dynamic Fixed Income Funds, respectively.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of each Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for each Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.04% on the first $500 million in net assets; and 0.03% on any net assets in excess of $500 million, subject to a $25,000 annual minimum fee.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Dynamic Fixed Income Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

U.S. Bank N.A. acts as custodian for the Alternative FIAT Fund pursuant to a Custodial Services Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Dynamic Fixed Income Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

U.S. Bancorp Fund Services, LLC serves as the Alternative FIAT Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Robert Rhatigan,

Annual Financial Statements | October 31, 202515

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and sales of securities, excluding in-kind transactions and short-term securities, during the period ended October 31, 2025 were as follows:

Fund	Purchases	Sales
Alternative FIAT	$483,720	$—
Dynamic Fixed Income	$177,137,126	$177,128,571

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended October 31, 2025 were as follows:

Fund	Purchases	Sales	Realized Gains (Losses)
Alternative FIAT	$—	$—	$—
Dynamic Fixed Income	$42,485,602	$12,601,790	$178,806

NOTE 4 – DERIVATIVE TRANSACTIONS

The Funds may buy or sell future contracts to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure. The Funds currently invest only in exchange-traded futures, which are standardized as to maturity date and underlying financial instrument.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker) and are recorded within deposit with brokers for derivative instruments on the Consolidated Statements of Assets and Liabilities. During the period, the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts daily. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as unrealized appreciation or depreciation on the Consolidated Statements of Assets and Liabilities.

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IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

When the contracts are closed or expire, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included in the Consolidated Statements of Operations.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of October 31, 2025, for the Alternative FIAT Fund was as follows:

			Fair Value
Type of Derivative	Location	Commodity Risk	Asset Derivatives	Liability Derivatives
Future Contracts	Unrealized appreciation of open futures contracts	37,321	37,321	—
Future Contracts	Unrealized depreciation of open futures contracts	(231,500)	—	(231,500)

For the period ended October 31, 2025, Alternative FIAT financial derivative instruments had the following average notional values (indicating average volume for the period):

Type of Derivative	Average Monthly Notional Value(a)
Future Contracts	$10,755,325

(a)The Fund considers the average monthly notional amounts during the period, categorized by derivative instrument, to be representative of its derivate activities for the period ended October 31, 2025. The Fund did not engage in short future contract activity during the period ended October 31, 2025.

For the period ended October 31, 2025, financial derivative instruments had the following effect on the Consolidated Statements of Operations for Alternative FIAT:

Type of Derivative	Risk Type	Realized Gain / (Loss)	Change in Unrealized Appreciation / (Depreciation)
Future Contracts	Commodity	—	(194,179)
Total		$—	$(194,179)

NOTE 5 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Annual Financial Statements | October 31, 202517

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

Alternative FIAT and Dynamic Fixed Income have fiscal tax year ends of September 30 and October 31, respectively.

The tax character of distributions paid for the period ended October 31, 2025 were as follows:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Dynamic Fixed Income	$1,872,708	$—	$—	$1,872,708

The tax character of distributions paid for the period ended October 31, 2024 were as follows:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Dynamic Fixed Income	$1,055,546	$—	$8,015	$1,063,561

As of October 31, 2025 cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alternative FIAT	$8,423,754	$39,237	$(241,054)	$(201,817)
Dynamic Fixed Income	$57,010,010	$421,758	$(71,552)	$350,206

Distributable earnings (accumulated deficit) for Federal Income tax purposes as of October 31, 2025 was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/(Loss)	Other Accumulated Earnings / (Losses)	Net Unrealized Depreciation	Total Accumulated Deficit
Dynamic Fixed Income	$46,861	$—	$(2,708,289)	$350,206	$(2,311,222)

The difference between book basis and tax basis net unrealized appreciation / (depreciation) is attributable primarily to the deferral of wash sale losses.

At October 31, 2025, the Funds had the following capital loss carryovers:

	Capital Loss Carryover		Year of Expiration
Fund	Short-Term	Long-Term
Dynamic Fixed Income	$2,708,289	$—	Indefinitely

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IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

NOTE 6 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of Alternative FIAT and Dynamic Fixed Income are listed for trading on the NASDAQ Stock Market® (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

NOTE 7 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in a Fund. A Fund is not a complete investment program. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

On November 24, 2025, Dynamic Fixed Income declared distributions from ordinary income to shareholders of record as of November 25, 2025, payable November 26, 2025 as follows:

Fund	Ticker	Ordinary Income	Per Share Amount
Dynamic Fixed Income	DYFI	$246,098	$0.098439

Annual Financial Statements | October 31, 202519

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2025

On December 23, 2025, Alternative FIAT and Dynamic Fixed Income declared distributions from ordinary income to shareholders of record as of December 24, 2025, payable December 26, 2025 as follows:

Fund	Ticker	Ordinary Income	Per Share Amount
Alternative FIAT	GLDB	$60,479	$0.046168
Dynamic Fixed Income	DYFI	$512,214	$0.202456

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IDX ETF Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of IDX Dynamic Fixed Income ETF and IDX Alternative FIAT ETF and Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of IDX Dynamic Fixed Income ETF as of October 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the consolidated statement of assets and liabilities, including the consolidated schedules of investments and open futures contracts, of IDX Alternative FIAT ETF (the “Funds”, two portfolios within ETF Opportunities Trust) as of October 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for the period indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations*	Statements of Changes in Net Assets*	Financial Highlights*
IDX Dynamic Fixed Income ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from January 10, 2024 (commencement of operations) through October 31, 2024
IDX Alternative FIAT ETF	For the period from October 24, 2025 (commencement of operations) through October 31, 2025

*Consolidated for the IDX Alternative FIAT ETF

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians and brokers. Our audits also

Annual Financial Statements | October 31, 202521

IDX ETF Funds

Report of Independent Registered Public Accounting Firm (Continued)

included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by IDX Advisors, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 30, 2025

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IDX ETF Funds

Additional InformationOctober 31, 2025

Changes In and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures For Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

Because IDX Advisors, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding the Basis for Approval of Investment Advisory Contract

At a meeting held on June 18-19, 2025 (the “Meeting”), the Board considered the continuation of the Investment Advisory Agreement between the Trust, with respect to the IDX Dynamic Fixed Income ETF (“DYFI”) and the approval of a new investment advisory agreement between the Trust, with respect to the IDX Alternative FIAT ETF (“GLDB” and, together with DYFI, the “IDX ETFs”), and IDX Advisors, LLC (“IDX,” or the “Adviser”) (the “IDX Advisory Agreements”), and the continuation of the Investment Sub-Advisory Agreement between IDX, Tidal Investments, LLC (“Tidal”), and the Trust, with respect to DYFI and the approval of a new Investment Sub-Advisory Agreement between IDX, Tidal, and the Trust, with respect to GLDB (the “Sub-Advisory Agreements”). The Board reflected on its discussions with the representatives from Tuttle and Tidal earlier in the Meeting regarding the manner in which the DYFI is managed and the manner in which GLDB is to be managed and the roles and responsibilities of IDX and Tidal under the IDX Advisory Agreements and Sub-Advisory Agreements (collectively, the “Advisory Agreements”).

Counsel to the Trust (“Counsel”) referred the Board to the board materials that included a memorandum from Counsel that addressed the Trustees’ duties when considering the approval of the Advisory Agreements. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of IDX and Tidal to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for IDX and Tidal, information on the personnel of and services provided, or to be provided, by IDX and Tidal, an expense comparison analysis for the IDX ETFs and comparable ETFs, and the Advisory Agreements. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided, or to be provided, by IDX and Tidal; (ii) the investment performance of DYFI; (iii) the costs of the services provided, or to be provided, and profits to be realized by IDX and Tidal from the relationship with the IDX ETFs; (iv) the extent to which economies of scale would be realized if each IDX ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreements, including: (i) information regarding the services and support provided, or to be provided, by IDX and Tidal to the IDX ETFs; (ii) presentations by management of IDX and Tidal addressing the investment

Annual Financial Statements | October 31, 202523

IDX ETF Funds

Additional Information (Continued)October 31, 2025

philosophy, investment strategy, personnel and operations to be utilized in managing the IDX ETFs; (iii) information pertaining to the compliance structure of IDX and Tidal; (iv) disclosure information contained in the IDX ETFs’ registration statements and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about IDX and Tidal, including financial information, personnel and the services provided, or to be provided, by IDX and Tidal to the IDX ETFs, each firm’s compliance program, information on any current legal matters, and other general information; (ii) projected expenses of the IDX ETFs and comparative expense and performance information for other ETFs with strategies similar to the IDX ETFs prepared by an independent third party; (iii) the anticipated effect of size on each IDX ETF’s performance and expenses; and (iv) benefits anticipated to be realized by IDX and Tidal from their relationship with the IDX ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by IDX and Tidal

In this regard, the Board considered the responsibilities of IDX and Tidal under the Advisory Agreements. The Board reviewed the services provided, or to be provided, by IDX and Tidal to the IDX ETFs, including, without limitation, IDX’s process for formulating investment recommendations and the processes of IDX and Tidal for assuring compliance with the IDX ETFs’ investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by IDX for the IDX ETFs among the service providers; and the anticipated efforts of IDX to promote the IDX ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of IDX and Tidal; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from IDX and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by IDX and Tidal was satisfactory and adequate for the IDX ETFs.

The investment performance of IDX and Tidal.

The Board discussed the performance of the IDX Fixed Income ETF. In considering DYFI’s investment performance, the Board reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”) and compared the performance of DYFI with the performance of its benchmark index, the Bloomberg US Universal TR Index (“Bloomberg Index”), the funds in its Multisector Bond (“IDX FI Category”), and a peer group selected by Broadridge (“Peer Group”). The Board noted that the IDX Fixed Income ETF underperformed the Bloomberg Index, and the median of the IDX FI Category and its Peer Group for the period ended April 30, 2025.

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IDX ETF Funds

Additional Information (Continued)October 31, 2025

The Board considered the limited performance record of the IDX Fixed Income ETF and the experience of the portfolio management team. After discussing the investment performance of the IDX Fixed Income ETF further, the Board concluded, in light of all the facts and circumstances, that the investment performance of the IDX Fixed Income ETFs was satisfactory, but noted that it would continue to monitor the IDX Fixed Income ETF’s performance.

The Board noted that GLDB had not yet commenced operations and therefore does not have a performance record.

The costs of services to be provided and profits to be realized by IDX and Tidal from the relationship with the IDX ETFs.

In this regard, the Board considered the financial condition of IDX and the level of commitment to the IDX ETFs by IDX and Tidal. The Board also considered the assets and expenses of the IDX ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by IDX. The Trustees considered the unitary fee structure of each IDX ETF. The Board compared the unitary fee of the IDX ETFs to the fees of its Morningstar category (or projected category in the case of GLDB) and Peer Group. The Trustees noted that the gross and net advisory fees of DYFI were lower than the median of the IDX FI Category and its Peer Group. The Trustees noted that at its projected asset level, GLDB’s projected advisory fees were equal to the median of its Peer Group and higher than the median of its projected Morningstar category, Digital Assets (the “GLDB Category”), while its gross expense ratio was equal to the median of the GLDB Category and its Peer Group and its net expense ratio was equal to the median of its Peer Group but higher than the median of the GLDB Category. The Trustees acknowledged IDX’s representation that the advisory fees are appropriate and competitively priced for actively managed funds that require unique services such as those provided by IDX. The Trustees also considered the split of the advisory fees paid to IDX versus those paid to Tidal and the respective services provided by each to the IDX ETFs. After further consideration, the Board concluded that the profitability and fees paid to IDX and Tidal were within an acceptable range in light of the services to be rendered by IDX and Tidal.

The extent to which economies of scale would be realized as each IDX ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of each IDX ETF’s shareholders.

The Trustees considered that it was not anticipated that the IDX ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the IDX ETFs; the basis of decisions to buy or sell securities for the IDX ETFs; and the substance and administration of the Code of Ethics and other relevant policies of IDX and Tidal. The Board noted that IDX and Tidal have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the IDX ETFs. The Board also considered the benefits and potential benefits for IDX and Tidal in managing the IDX ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of IDX and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by IDX and Tidal from managing the IDX ETFs were satisfactory.

Annual Financial Statements | October 31, 202525

IDX ETF Funds

Additional Information (Continued)October 31, 2025

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuation of the Advisory Agreements for another one-year period and approval of the new Advisory Agreement for the IDX Alternative FIAT ETF.

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ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 8, 2026

* Print the name and title of each signing officer under his or her signature.